11008550

egulation

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

VIA FACSIMILE AND U.S. MAIL
November 14, 2011

Received SEC
NOV 14 2011
Washington, DC 20549

CERT NYS

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: United States Commodity Index Funds Trust
CIK: 0001479247
Filer No. 001-34833
Filing: Form 8-A filed October 24, 2011

Dear Ms. Smith:

Please be advised that NYSE Regulation has received an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Units of United States Copper Index Fund
a series of United States Commodity Index Funds Trust

The Exchange requests acceleration of registration of this security under the Security Exchange Act of 1934.

If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance

Enclosure